LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 624	R$ 672
Expenses relating to low-value assets	9	18
Total	R$ 633	R$ 690